SUMMARY OF RSU’s (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Restricted Stock Units, Unvested and Outstanding, beginning balance	245,589	116,944	105,727
Weighted Average Exercise Price Per Share, Unvested and Outstanding, beginning balance	$ 10.93	$ 157.89	$ 157.89
Restricted Stock Units, Granted		234,525	14,015
Restricted Stock Units, Forfeited/Canceled/Expired	(150)	(105,880)	(2,798)
Restricted Stock Units, Vested and Outstanding, ending balance	245,439	245,589	116,944
Weighted Average Exercise Price Per Share, Vested and Outstanding, ending balance	$ 10.93	$ 10.93	$ 157.89
Weighted Average Exercise Price Per Share, Granted		4.00	157.89
Weighted Average Exercise Price Per Share, Forfeited/Canceled/Expired		$ 157.89	$ 157.89